Fair Value Measurements (Tables) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Held by Plan that are Measured at Fair Value

The following table presents the investments held by the Plan that are measured at fair value for each hierarchy level as of December 31, 2025 and 2024:

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Dominion Energy common stock	$111,817,928	$—	$—	$111,817,928	$109,004,669	$—	$—	$109,004,669
Mutual fund	-			-	682,212			682,212
Total recorded at fair value	$111,817,928	$—	$—	$111,817,928	$109,686,881	$—	$—	$109,686,881
Assets recorded at NAV(1):
Common/collective trust funds(2)				138,631,899				116,983,127
Total				$250,449,827				$226,670,008
(1)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.
(2)
Included in Common/collective trust funds is the BNY EB Temporary Investment Fund which is comprised of money market instruments with short-term maturities used for temporary investment and is not an investment option for participants.

Plan's Interest in Master Trust
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Held by Plan that are Measured at Fair Value

The following table presents the investments held in the Master Trust for the Plan and the other employee benefit plans of Dominion Energy and its subsidiaries that are measured at fair value for each hierarchy level as of December 31, 2025 and 2024:

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Trust:
Separately Managed Account:
Short-term securities	$—	$380,511,478	$—	$380,511,478	$—	$396,825,975	$—	$396,825,975
Total recorded at fair value	$—	$380,511,478	$—	$380,511,478	$—	$396,825,975	$—	$396,825,975
Assets recorded at NAV(1):
Common/collective trust funds				2,532,110,557				2,249,157,863
Total investments				$2,912,622,035				$2,645,983,838
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.